Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2018 £ / shares shares	Dec. 31, 2018 $ / shares shares	Sep. 30, 2018 £ / shares shares	Sep. 30, 2018 $ / shares shares	Sep. 30, 2017 $ / shares shares
Ordinary shares
Shareholders' equity:
Common stock, par value (usd/gbp per share) | $ / shares		$ 0.000042		$ 0.000042	$ 0.000042
Common stock, shares authorized (shares)	200,000,000	200,000,000	200,000,000	200,000,000	37,426,509
Common stock, shares, issued (shares)	40,145,617	40,145,617	40,146,182	40,146,182	29,962,741
Common stock, shares outstanding (shares)	40,145,617	40,145,617	40,146,182	40,146,182	29,962,741
Deferred Shares
Shareholders' equity:
Common stock, par value (usd/gbp per share) | £ / shares	£ 0.00001		£ 0.00001
Common stock, shares authorized (shares)	34,425	34,425	34,425	34,425	0
Common stock, shares, issued (shares)	34,425	34,425	34,425	34,425	0
Common stock, shares outstanding (shares)	34,425	34,425	34,425	34,425	0
Deferred B shares
Shareholders' equity:
Common stock, par value (usd/gbp per share) | £ / shares	£ 0.00099		£ 0.00099
Common stock, shares authorized (shares)	88,893,548	88,893,548	88,893,548	88,893,548	0
Common stock, shares, issued (shares)	88,893,548	88,893,548	88,893,548	88,893,548	0
Common stock, shares outstanding (shares)	88,893,548	88,893,548	88,893,548	88,893,548	0
Deferred C shares
Shareholders' equity:
Common stock, par value (usd/gbp per share) | £ / shares	£ 0.000001		£ 0.000001
Common stock, shares authorized (shares)	1	1	1	1	0
Common stock, shares, issued (shares)	1	1	1	1	0
Common stock, shares outstanding (shares)	1	1	1	1	0